Capital Management	12 Months Ended
Dec. 31, 2024
Capital Management
Capital Management

Note 13 Capital Management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to provide an adequate return to shareholders, to meet external capital requirements on credit facilities and to support any growth plans.

The capital of the Company consists of the items included in shareholders’ equity and cash net of debt obligations. The Company monitors capital based on the debt to debt-plus-equity ratio. Debt is total debt shown on the balance sheet, less cash. Debt-plus-equity is calculated as debt shown on the balance sheet, plus total shareholders’ equity which includes share capital, warrants, contributed surplus and deficit. The Company’s Board of Directors approves management’s annual capital expenditures plans and reviews and approves any material debt borrowing plans proposed by the Company’s management.

As at December 31, 2024 the Company had no externally imposed capital requirements nor were there any changes in the Company’s approach to capital management during the year.